UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2020

Date of reporting period:  May 31, 2019

Item 1. Schedule of Investments.

Pzena Mid Cap Value Fund
Schedule of Investments
May 31, 2019 (Unaudited)

	Shares	Fair Value	% of Net Assets
COMMON STOCKS - 99.18%
Consumer Discretionary - 15.45%
Avis Budget Group, Inc. (a)	24,184	$685,858	1.77%
Gildan Activewear, Inc. (b)	12,146	437,985	1.13%
Interpublic Group of Cos., Inc.	45,043	955,812	2.47%
Lear Corp.	9,924	1,181,254	3.06%
Mohawk Industries, Inc. (a)	6,271	850,034	2.20%
Newell Brands, Inc.	63,091	846,681	2.19%
Omnicom Group, Inc.	2,774	214,597	0.56%
PVH Corp.	9,386	799,593	2.07%
		5,971,814	15.45%
Energy - 8.57%
Cenovus Energy, Inc. (b)	66,442	544,160	1.41%
Halliburton Co.	41,789	889,688	2.30%
National Oilwell Varco, Inc.	52,249	1,089,392	2.82%
TechnipFMC PLC (b)	37,890	788,112	2.04%
		3,311,352	8.57%
Financial Services - 32.27%
Apollo Global Management LLC - Class A	28,658	842,832	2.18%
AXA Equitable Holdings, Inc.	66,318	1,362,835	3.53%
Axis Capital Holdings, Ltd. (b)	28,163	1,677,952	4.34%
CNO Financial Group, Inc.	50,003	785,547	2.03%
Fifth Third Bancorp	46,756	1,239,034	3.21%
Franklin Resources, Inc.	24,571	781,849	2.02%
Invesco, Ltd. (b)	40,704	795,356	2.06%
KeyCorp	77,023	1,230,057	3.18%
KKR & Co., Inc. - Class A	55,281	1,231,661	3.19%
Realogy Holdings Corp.	31,653	224,420	0.58%
Regions Financial Corp.	69,885	966,509	2.50%
Voya Financial, Inc.	26,188	1,333,755	3.45%
		12,471,807	32.27%
Health Care - 5.90%
Cardinal Health, Inc.	18,508	778,632	2.01%
McKesson Corp.	7,467	912,019	2.36%
Mylan N.V. (a)(b)	35,244	592,099	1.53%
		2,282,750	5.90%
Materials & Processing - 3.34%
JELD-WEN Holding, Inc. (a)	68,271	1,289,639	3.34%
Producer Durables - 22.50%
AECOM Technology Corp. (a)	40,572	1,294,247	3.35%
Carlisle Cos., Inc.	6,022	802,793	2.08%
Genpact, Ltd. (b)	24,405	882,241	2.28%
KBR, Inc.	54,203	1,204,391	3.11%
Ryder System, Inc.	22,431	1,132,765	2.93%
Snap-on, Inc.	5,202	811,096	2.10%
Stanley Black & Decker, Inc.	8,692	1,105,796	2.86%
Terex Corp.	27,091	725,226	1.88%
Wabtec Corp.	11,808	736,583	1.91%
		8,695,138	22.50%

Technology - 8.96%
Anixter International, Inc. (a)	18,952	1,011,279	2.62%
Avnet, Inc.	37,140	1,516,797	3.92%
Hewlett Packard Enterprise Co.	68,275	936,733	2.42%
		3,464,809	8.96%
Utilities - 2.19%
Edison International	14,245	845,726	2.19%
Total Common Stocks (Cost $46,397,176)		38,333,035	99.18%

SHORT-TERM INVESTMENTS - 0.73%
Money Market Fund - 0.73%
Fidelity Institutional Government Portfolio - Class I, 2.27% (c)	281,869	281,869	0.73%
Total Short-Term Investments (Cost $281,869)		281,869	0.73%

Total Investments (Cost $46,679,045) - 99.91%		38,614,904	99.91%
Other Assets in Excess of Liabilities - 0.09%		34,805	0.09%
TOTAL NET ASSETS - 100.00%		$38,649,709	100.00%

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the Fund's 7-day annualized yield as of May 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Emerging Markets Value Fund
Schedule of Investments
May 31, 2019 (Unaudited)

	Shares	Fair Value	% of Net Assets
COMMON STOCKS - 92.11%
Brazil - 1.74%
Cia de Saneamento Basico do Estrado de San Paulo	57,200	$646,788	0.22%
Light S.A.	900,439	4,355,390	1.52%
		5,002,178	1.74%
China - 21.75%
Baidu, Inc. - ADR (a)	47,093	5,180,230	1.80%
China Agri-Industries Holdings, Ltd.	19,261,000	5,822,856	2.03%
China Construction Bank Corp.	7,149,000	5,653,870	1.97%
China Dongxiang Group Co.	16,208,000	1,984,767	0.69%
China Mobile, Ltd.	697,000	6,085,764	2.12%
China Resources Power Holdings Co., Ltd.	6,542,000	9,529,838	3.32%
China Shenhua Energy Co., Ltd.	2,045,500	4,200,821	1.46%
Dah Chong Hong Holdings, Ltd.	2,032,272	624,752	0.22%
Dongfeng Motor Group Co., Ltd.	5,646,000	4,652,456	1.62%
Grand Baoxin Auto Group, Ltd.	18,818,000	6,072,994	2.11%
Huadian Power International Corp., Ltd.	14,326,000	5,939,053	2.07%
Lenovo Group, Ltd.	9,680,000	6,729,468	2.34%
		62,476,869	21.75%
Czech Republic - 2.05%
CEZ	252,621	5,881,536	2.05%
Hong Kong - 2.36%
Pacific Basin Shipping, Ltd.	38,801,000	6,780,666	2.36%
Hungary - 1.02%
OTP Bank PLC	69,884	2,918,651	1.02%
India - 6.44%
ICICI Bank, Ltd. - ADR	271,904	3,262,848	1.13%
NTPC, Ltd.	2,383,033	4,556,370	1.59%
Punjab National Bank (a)	4,803,605	5,558,958	1.93%
Reliance Industries, Ltd. - GDR	45,334	1,747,626	0.61%
State Bank of India - GDR (a)	67,053	3,379,471	1.18%
		18,505,273	6.44%
Malaysia - 1.52%
Genting Malaysia Berhad	5,829,100	4,367,826	1.52%
Poland - 1.36%
Cyfrowy Polsat S.A.	573,594	3,906,072	1.36%
Republic of Korea - 15.06%
Dongbu Insurance Co., Ltd.	96,710	4,994,261	1.74%
Hana Financial Group, Inc.	142,117	4,331,889	1.51%
Hyundai Heavy Industries Co., Inc. (a)	65,763	6,488,498	2.26%
Hyundai Motor Co.	14,850	1,677,156	0.58%
KB Financial Group, Inc.	112,700	4,144,983	1.44%
LG Electronics, Inc.	22,492	1,484,483	0.52%
POSCO	38,628	7,703,544	2.68%
Samsung Electronics Co., Ltd.	177,570	6,336,993	2.20%
Samsung Electronics Co., Ltd. - GDR	83	74,409	0.03%
Shinhan Financial Group Co., Ltd.	161,060	6,011,518	2.09%
Shinhan Financial Group Co., Ltd. - ADR (a)	450	16,691	0.01%
		43,264,425	15.06%
Romania - 1.26%
Banca Transilvania S.A.	6,749,611	3,628,396	1.26%
Russian Federation - 6.09%
LUKOIL PJSC - ADR	75,116	6,051,345	2.10%
MMC Norilsk Nickel PJSC - ADR	135,731	2,834,063	0.99%
Rosneft Oil Co. - GDR	1,292,134	8,610,781	3.00%
		17,496,189	6.09%
Singapore - 2.75%
Wilmar International, Ltd.	3,301,500	7,907,065	2.75%
South Africa - 3.92%
Reunert, Ltd.	826,836	3,911,027	1.36%
Sasol	292,037	7,349,719	2.56%
		11,260,746	3.92%

Taiwan - 10.09%
Catcher Technology Co., Ltd.	743,000	4,512,645	1.57%
Compal Electronics, Inc.	8,792,000	5,465,015	1.90%
Hon Hai Precision Industry Co., Ltd.	2,181,132	5,098,795	1.77%
Lite-On Technology Corp.	4,060,000	5,792,203	2.02%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,086,000	8,090,249	2.82%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,125	43,144	0.01%
		29,002,051	10.09%
Thailand - 3.53%
Bangkok Bank Public Co., Ltd.	247,800	1,538,595	0.54%
Bangkok Bank Public Co., Ltd. - NVDR	400,000	2,483,609	0.86%
Siam Commercial Bank PLC - NVDR	1,493,600	6,111,737	2.13%
		10,133,941	3.53%
Turkey - 1.47%
Akbank T.A.S. (a)	3,188,752	3,273,322	1.14%
Ford Otomotiv Sanayi A.S.	100,299	947,809	0.33%
		4,221,131	1.47%
United Arab Emirates - 1.92%
Abu Dhabi Commercial Bank PJSC	2,258,052	5,520,639	1.92%
United Kingdom - 4.18%
Antofagasta PLC	399,362	3,952,320	1.38%
Standard Chartered PLC	926,334	8,045,607	2.80%
		11,997,927	4.18%
United States - 3.60%
Cognizant Technology Solutions Corp. - Class A	107,357	6,648,619	2.31%
Flextronics International, Ltd. (a)	414,472	3,705,380	1.29%
		10,353,999	3.60%
Total Common Stocks (Cost $287,418,496)		264,625,580	92.11%

PREFERRED STOCKS - 3.72%
Brazil - 1.66%
Cia Energetica de Minas Gerais, 4.07%	1,268,670	4,772,122	1.66%
Republic of Korea - 2.06%
Hyundai Motor Co., 5.17%	89,926	5,920,059	2.06%
Total Preferred Stocks (Cost $10,907,224)		10,692,181	3.72%

SHORT-TERM INVESTMENTS - 3.32%
Money Market Fund - 3.32%
Fidelity Institutional Government Portfolio - Class I, 2.27% (b)	9,542,819	9,542,819	3.32%
Total Short-Term Investments (Cost $9,542,819)		9,542,819	3.32%

Total Investments (Cost $307,868,539) - 99.15%		284,860,580	99.15%
Other Assets in Excess of Liabilities - 0.85%		2,430,937	0.85%
TOTAL NET ASSETS - 100.00%		$287,291,517	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PJSC	Private Joint Stock Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	The rate listed is the Fund's 7-day annualized yield as of May 31, 2019.

Pzena Emerging Markets Value Fund
Portfolio Diversification
May 31, 2019 (Unaudited)

	Fair Value	% of Net Assets
COMMON STOCKS
Communication Services	$9,991,836	3.48%
Consumer Discretionary	21,812,243	7.59%
Consumer Staples	13,729,921	4.78%
Energy	27,960,292	9.73%
Financials	70,875,046	24.67%
Industrials	17,180,191	5.98%
Information Technology	57,677,150	20.08%
Materials	14,489,926	5.04%
Utilities	30,908,975	10.76%
Total Common Stocks	264,625,580	92.11%
PREFERRED STOCKS
Consumer Discretionary	5,920,059	2.06%
Utilities	4,772,122	1.66%
Total Preferred Stocks	10,692,181	3.72%
Short-Term Investments	9,542,819	3.32%
Total Investments	284,860,580	99.15%
Other Assets in Excess of Liabilities	2,430,937	0.85%
Total Net Assets	$287,291,517	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena Long/Short Value Fund
Schedule of Investments
May 31, 2019 (Unaudited)

	Shares	Fair Value	% of Net Assets
COMMON STOCKS - 101.40%
Consumer Discretionary - 15.87%
Booking Holdings, Inc. (a)(d)	221	$366,025	1.63%
Expedia Group, Inc.	2,092	240,580	1.07%
Ford Motor Co. (d)	62,334	593,420	2.64%
Gildan Activewear, Inc. (b)	7,942	286,388	1.27%
H&R Block, Inc. (d)	4,786	125,632	0.56%
Interpublic Group of Cos., Inc. (d)	3,503	74,334	0.33%
Lear Corp.	3,274	389,704	1.73%
Newell Brands, Inc.	16,521	221,712	0.98%
News Corp. - Class A (d)	13,578	154,653	0.69%
Omnicom Group, Inc. (d)	11,946	924,142	4.11%
PVH Corp.	2,272	193,552	0.86%
		3,570,142	15.87%
Consumer Staples - 0.45%
CVS Health Corp. (d)	1,938	101,493	0.45%
Energy - 7.88%
Baker Hughes	5,081	108,784	0.49%
Cenovus Energy, Inc. (b)(d)	14,298	117,101	0.52%
ExxonMobil Corp. (d)	10,868	769,128	3.42%
Halliburton Co. (d)	13,243	281,943	1.25%
National Oilwell Varco, Inc.	12,770	266,255	1.18%
Royal Dutch Shell PLC - ADR (d)	3,722	230,057	1.02%
		1,773,268	7.88%
Financial Services - 28.17%
American International Group, Inc. (d)	12,029	614,321	2.73%
AXA Equitable Holdings, Inc.	16,269	334,328	1.48%
Axis Capital Holdings, Ltd. (b)(d)	6,111	364,093	1.62%
Bank of America Corp. (d)	16,890	449,274	2.00%
Capital One Financial Corp. (d)	5,240	449,959	2.00%
CBRE Group, Inc. - Class A (a)	3,991	182,389	0.81%
Citigroup, Inc. (d)	8,218	510,749	2.26%
Franklin Resources, Inc. (d)	10,187	324,150	1.44%
Goldman Sachs Group, Inc. (d)	1,440	262,786	1.17%
Jones Lang LaSalle, Inc. (d)	1,823	226,872	1.01%
JPMorgan Chase & Co. (d)	3,676	389,509	1.73%
KKR & Co, Inc. - Class A	9,478	211,170	0.94%
Metlife, Inc. (d)	10,457	483,218	2.15%
Morgan Stanley (d)	9,051	368,285	1.64%
RenaissanceRe Holdings, Ltd. (b)	2,272	396,328	1.76%
UBS Group AG (b)	9,311	106,425	0.47%
Voya Financial, Inc. (d)	10,025	510,573	2.27%
Wells Fargo & Co. (d)	3,479	154,363	0.69%
		6,338,792	28.17%
Health Care - 13.07%
AmerisourceBergen Corp. (d)	1,521	118,425	0.53%
Amgen, Inc. (d)	2,280	380,076	1.69%
Anthem, Inc.	1,450	403,071	1.79%
Biogen, Inc. (a)(d)	1,381	302,840	1.35%
Exelixis, Inc. (a)	9,177	179,777	0.80%
McKesson Corp. (d)	3,898	476,102	2.12%
Medtronic PLC (b)	5,063	468,733	2.08%
Merck & Co., Inc.	6,425	508,924	2.26%
Mylan N.V. (a)(b)(d)	6,063	101,858	0.45%
		2,939,806	13.07%
Materials & Processing - 1.44%
JELD-WEN Holding, Inc. (a)(d)	17,130	323,586	1.44%
Producer Durables - 12.04%
AECOM Technology Corp. (a)(d)	10,111	322,541	1.43%
Carlisle Cos., Inc. (d)	1,024	136,509	0.61%
CH Robinson Worldwide, Inc.	3,657	291,207	1.30%
General Electric Co.	52,284	493,561	2.19%
Genpact, Ltd. (b)(d)	12,393	448,007	1.99%

Ryder System, Inc. (d)	5,712	288,456	1.28%
Stanley Black & Decker, Inc.	2,437	310,035	1.38%
Terex Corp. (d)	8,019	214,669	0.95%
United Airlines Holdings, Inc. (a)	1,354	105,138	0.47%
Wabtec Corp.	1,590	99,184	0.44%
		2,709,307	12.04%
Technology - 15.62%
Amdocs, Ltd. (b)(d)	6,971	414,217	1.84%
Apple, Inc.	1,314	230,042	1.02%
Avnet, Inc. (d)	14,993	612,314	2.72%
Cognizant Technology Solutions Corp. - Class A (d)	8,304	514,267	2.29%
Hewlett Packard Enterprise Co. (d)	23,283	319,443	1.42%
Intel Corp.	5,510	242,660	1.08%
Leidos Holdings, Inc.	3,685	277,591	1.23%
Oracle Corp. (d)	14,157	716,344	3.18%
Qorvo, Inc. (a)(d)	3,076	188,190	0.84%
		3,515,068	15.62%
Utilities - 6.86%
Edison International (d)	13,927	826,846	3.67%
j2 Global, Inc.	3,567	300,662	1.34%
Verizon Communications, Inc.	7,674	417,082	1.85%
		1,544,590	6.86%
Total Common Stocks (Cost $25,757,686)		22,816,052	101.40%

REITs - 4.89%
Financial Services - 4.89%
Hospitality Properties Trust (d)	5,362	133,353	0.59%
Lamar Advertising Co. - Class A (d)	5,626	440,009	1.96%
Omega Healthcare Investors, Inc. (d)	12,096	430,860	1.91%
Park Hotels & Resorts, Inc. (d)	3,463	95,648	0.43%
Total REITs (Cost $980,193)		1,099,870	4.89%

SHORT-TERM INVESTMENTS - 0.09%
Money Market Fund - 0.09%
Fidelity Institutional Government Portfolio - Class I, 2.27% (c)	21,691	21,691	0.09%
Total Short-Term Investments (Cost $21,691)		21,691	0.09%

Total Investments (Cost $26,759,570) - 106.38%		23,937,613	106.38%
Liabilities in Excess of Other Assets - (6.38)%		(1,435,863)	(6.38)%
TOTAL NET ASSETS - 100.00%		$22,501,750	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the Fund's 7-day annualized yield as of May 31, 2019.
(d)	All or a portion of the security has been pledged in connection with open short securitites.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Long/Short Value Fund
Schedule of Securities Sold Short
May 31, 2019 (Unaudited)

	Shares	Fair Value	% of Net Assets
COMMON STOCKS - 52.09%
Consumer Discretionary - 9.66%
Amazon.com, Inc. (a)	97	$172,182	0.77%
Burlington Stores, Inc. (a)	739	115,713	0.51%
Caesars Entertainment Corp. (a)	17,993	158,158	0.70%
Carvana Co. (a)	1,735	100,422	0.45%
Grand Canyon Education, Inc. (a)	1,546	185,304	0.82%
Liberty Global PLC - Class A (a)(b)	7,093	174,488	0.78%
Liberty Media Corp-Liberty Formula One - Class A (a)	5,088	185,305	0.82%
Madison Square Garden Co. - Class A (a)	431	127,507	0.57%
Marriott International, Inc. - Class A	1,391	173,652	0.77%
Pool Corp.	630	113,261	0.50%
Roku, Inc. (a)	1,796	162,358	0.72%
Service Corp. International	2,758	120,993	0.54%
Vail Resorts, Inc.	579	124,549	0.55%
Wayfair, Inc. - Class A (a)	763	109,880	0.49%
Wynn Resorts, Ltd.	1,403	150,584	0.67%
		2,174,356	9.66%
Consumer Staples - 2.30%
Casey's General Stores, Inc.	882	113,849	0.51%
Lancaster Colony Corp.	762	109,598	0.49%
Monster Beverage Corp. (a)	1,832	113,328	0.50%
Sysco Corp.	2,628	180,859	0.80%
		517,634	2.30%
Energy - 1.51%
Cabot Oil & Gas Corp.	6,602	165,182	0.73%
Equitrans Midstream Corp.	8,792	174,609	0.78%
		339,791	1.51%
Financial Services - 4.76%
Cboe Global Markets, Inc.	1,879	203,947	0.90%
Markel Corp. (a)	176	186,361	0.83%
S&P Global, Inc.	849	181,584	0.81%
Square, Inc. - Class A (a)	1,814	112,377	0.50%
Weyerhaeuser Co.	7,386	168,401	0.75%
Zillow Group, Inc. - Class A (a)	5,167	218,719	0.97%
		1,071,389	4.76%
Health Care - 13.14%
ABIOMED, Inc. (a)	454	118,912	0.53%
Agios Pharmaceuticals, Inc. (a)	1,776	81,998	0.36%
Align Technology, Inc. (a)	635	180,562	0.80%
Alnylam Pharmaceuticals, Inc. (a)	1,495	100,942	0.45%
Bio-Rad Laboratories, Inc. - Class A (a)	377	108,173	0.48%
Blueprint Medicines Corp. (a)	1,536	116,736	0.52%
Chemed Corp.	583	191,189	0.85%
DexCom, Inc. (a)	984	119,359	0.53%
FibroGen, Inc. (a)	3,454	125,173	0.56%
HealthEquity, Inc. (a)	2,588	169,152	0.75%
IDEXX Laboratories, Inc. (a)	528	131,878	0.59%
Illumina, Inc. (a)	556	170,642	0.76%
LHC Group, Inc. (a)	967	109,542	0.49%
Medidata Solutions, Inc. (a)	1,972	179,748	0.80%
Nektar Therapeutics (a)	5,727	179,370	0.80%
Sage Therapeutics, Inc. (a)	774	133,028	0.59%
Sarepta Therapeutics, Inc. (a)	1,297	147,663	0.66%
STERIS PLC (b)	1,039	138,893	0.62%
Teladoc Health, Inc. (a)	3,231	187,786	0.82%
West Pharmaceutical Services, Inc.	1,101	126,174	0.56%
Zoetis, Inc.	1,384	139,853	0.62%
		2,956,773	13.14%
Materials & Processing - 5.56%
AptarGroup, Inc.	1,797	203,546	0.90%
Ashland Global Holdings, Inc.	2,404	179,988	0.80%
Louisiana-Pacific Corp.	6,770	154,491	0.69%

Martin Marietta Materials, Inc.	939	197,660	0.88%
Royal Gold, Inc.	2,171	191,026	0.85%
Trex Co., Inc. (a)	2,543	152,122	0.68%
Vulcan Materials Co.	1,379	172,251	0.76%
		1,251,084	5.56%
Producer Durables - 5.85%
Arconic, Inc.	8,643	189,282	0.84%
Axon Enterprise, Inc. (a)	1,827	122,007	0.54%
Boeing Co.	433	147,917	0.66%
Brink's Co.	2,639	203,203	0.90%
Cintas Corp.	862	191,217	0.85%
CSX Corp.	2,488	185,281	0.83%
MSA Safety, Inc.	1,712	170,139	0.76%
Rollins, Inc.	2,833	106,436	0.47%
		1,315,482	5.85%
Technology - 7.31%
Advanced Micro Devices, Inc. (a)	4,369	119,754	0.53%
ANGI Homeservices, Inc. - Class A (a)	6,367	91,812	0.41%
Arista Networks, Inc. (a)	475	116,180	0.52%
Cognex Corp.	3,314	134,549	0.60%
Dropbox, Inc. - Class A (a)	5,110	115,282	0.51%
EchoStar Corp. - Class A (a)	4,319	184,767	0.82%
Lumentum Holdings, Inc. (a)	2,500	101,175	0.45%
Marvell Technology Group, Ltd. (b)	5,898	131,525	0.58%
Monolithic Power Systems, Inc.	988	115,053	0.51%
New Relic, Inc. (a)	1,168	117,174	0.52%
NVIDIA Corp.	1,055	142,910	0.64%
Take-Two Interactive Software, Inc. (a)	1,434	155,087	0.69%
Yelp, Inc. (a)	3,853	118,403	0.53%
		1,643,671	7.31%
Utilities - 2.00%
Telephone & Data Systems, Inc.	5,522	159,089	0.71%
U.S. Cellular Corp. (a)	2,484	108,178	0.48%
Zayo Group Holdings, Inc. (a)	5,606	183,316	0.81%
		450,583	2.00%
Total Common Stocks (Proceeds $11,906,702)		11,720,763	52.09%

REITs - 4.20%
Financial Services - 4.20%
CyrusOne, Inc.	2,534	149,607	0.66%
Duke Realty Corp.	4,019	120,932	0.54%
Equinix, Inc.	280	136,021	0.60%
Invitation Homes, Inc.	5,138	131,687	0.59%
JBG SMITH Properties	4,161	164,318	0.73%
Liberty Property Trust	2,485	117,963	0.52%
Prologis, Inc.	1,700	125,239	0.56%
Total REITs (Proceeds $843,957)		945,767	4.20%

Total Securities Sold Short (Proceeds $12,750,659) - 56.29%		$12,666,530	56.29%

Percentages are stated as a percent of net assets.

As of May 31, 2019, securities and cash collateral of $15,268,875 has been pledged in connection with open short securities.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.

Pzena Small Cap Value Fund
Schedule of Investments
May 31, 2019 (Unaudited)

	Shares	Fair Value	% of Net Assets
COMMON STOCKS - 95.07%
Consumer Discretionary - 4.06%
Avis Budget Group, Inc. (a)	27,576	$782,056	3.16%
Motorcar Parts of America, Inc. (a)	12,582	222,827	0.90%
		1,004,883	4.06%
Consumer Staples - 5.84%
Spectrum Brands Holdings, Inc.	11,161	587,850	2.37%
Universal Corp.	15,201	859,160	3.47%
		1,447,010	5.84%
Energy - 5.26%
C&J Energy Services, Inc. (a)	58,273	689,952	2.78%
Murphy Oil Corp.	24,710	614,044	2.48%
		1,303,996	5.26%
Financial Services - 29.71%
American Equity Investment Life Holding Co.	24,560	695,294	2.81%
Argo Group International Holdings, Ltd. (b)	5,446	383,888	1.55%
Associated Banc-Corp.	41,254	817,242	3.30%
Axis Capital Holdings, Ltd. (b)	16,726	996,535	4.01%
CNO Financial Group, Inc.	47,387	744,450	3.01%
First Midwest Bancorp, Inc.	32,860	640,441	2.59%
Hope Bancorp, Inc.	56,971	733,217	2.96%
Realogy Holdings Corp.	27,690	196,322	0.79%
Synovus Financial Corp.	18,431	589,055	2.38%
TCF Financial Corp.	25,395	484,029	1.96%
Webster Financial Corp.	13,252	586,798	2.37%
WSFS Financial Corp.	12,343	489,894	1.98%
		7,357,165	29.71%
Health Care - 5.16%
Triple-S Management Corp. - Class B (a)(b)	28,372	695,114	2.81%
Varex Imaging Corp. (a)	21,805	581,757	2.35%
		1,276,871	5.16%
Materials & Processing - 10.18%
Gibraltar Industries, Inc. (a)	21,747	776,368	3.13%
JELD-WEN Holding, Inc. (a)	48,513	916,411	3.70%
Masonite International Corp. (a)(b)	17,433	828,939	3.35%
		2,521,718	10.18%
Producer Durables - 22.37%
Actuant Corp. - Class A	43,421	961,341	3.88%
KBR, Inc.	34,016	755,836	3.05%
Navigant Consulting, Inc.	8,772	192,984	0.78%
REV Group, Inc.	67,337	746,094	3.01%
Ryder System, Inc.	13,241	668,670	2.70%
Steelcase, Inc.	21,185	339,807	1.37%
Terex Corp.	29,452	788,430	3.19%
TriMas Corp. (a)	27,023	774,209	3.13%
Wesco Aircraft Holdings, Inc. (a)	31,782	312,099	1.26%
		5,539,470	22.37%
Technology - 12.49%
Anixter International, Inc. (a)	15,411	822,331	3.32%
ARC Document Solutions, Inc. (a)	26,114	52,228	0.21%
Celestica, Inc. (a)(b)	94,379	592,700	2.39%
Insight Enterprises, Inc. (a)	6,641	341,879	1.38%
Jabil, Inc.	14,555	357,907	1.44%

ScanSource, Inc. (a)	23,615	689,794	2.79%
Super Micro Computer, Inc. (a)	12,500	237,500	0.96%
		3,094,339	12.49%
Total Common Stocks (Cost $26,443,385)		23,545,452	95.07%

REITs - 0.93%
Financial Services - 0.93%
DiamondRock Hospitality Co.	23,316	231,062	0.93%
Total REITs (Cost $257,423)		231,062	0.93%

SHORT-TERM INVESTMENTS - 4.03%
Money Market Fund - 4.03%
Fidelity Institutional Government Portfolio - Class I, 2.27% (c)	997,092	997,092	4.03%
Total Short-Term Investments (Cost $997,092)		997,092	4.03%

Total Investments (Cost $27,697,900) - 100.03%		24,773,606	100.03%
Liabilities in Excess of Other Assets - (0.03)%		(7,075)	(0.03)%
TOTAL NET ASSETS - 100.00%		$24,766,531	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the Fund's 7-day annualized yield as of May 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena International Small Cap Value Fund
Schedule of Investments
May 31, 2019 (Unaudited)

	Shares	Fair Value	% of Net Assets
COMMON STOCKS - 94.67%
Australia - 1.44%
OFX Group, Ltd.	23,268	$25,099	1.44%
Austria - 2.70%
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,922	47,023	2.70%
Belgium - 2.01%
Orange Belgium S.A.	1,835	34,932	2.01%
Canada - 10.51%
Celestica, Inc. (a)	5,891	37,048	2.13%
Dorel Industries, Inc. - Class B	2,231	17,761	1.02%
Genworth MI Canada, Inc.	1,721	52,396	3.01%
Linamar Corp.	1,352	43,123	2.48%
Transcontinental, Inc. - Class A	3,069	32,447	1.87%
		182,775	10.51%
France - 13.22%
Coface S.A.	4,499	43,903	2.53%
Europcar Mobility Group	7,269	49,576	2.85%
Ipsos	2,301	63,365	3.65%
Rexel S.A.	5,782	62,463	3.59%
Technicolor S.A. (a)	9,732	10,437	0.60%
		229,744	13.22%
Germany - 8.39%
Bertrandt AG	543	38,217	2.20%
Deutsche Pfandbriefbank AG	3,510	48,388	2.78%
Salzgitter AG	2,281	59,297	3.41%
		145,902	8.39%
Hong Kong - 4.67%
Ju Teng International Holdings, Ltd.	124,000	30,844	1.77%
Pacific Basin Shipping, Ltd.	288,000	50,329	2.90%
		81,173	4.67%
Italy - 5.68%
Anima Holding S.p.A	4,479	13,560	0.78%
BPER Banca	3,686	13,935	0.80%
Danieli & C Officine Meccaniche S.p.A.	3,473	42,368	2.44%
Saipem S.p.A. (a)	3,508	15,022	0.86%
UBI Banca - Unione di Banche Italiane S.p.A.	5,422	13,865	0.80%
		98,750	5.68%
Japan - 16.23%
DIC Corp.	1,900	46,376	2.67%
Foster Electric Co., Ltd.	4,800	67,771	3.90%
Fukuoka Financial Group, Inc.	1,700	29,195	1.68%
Hitachi Metals, Ltd.	5,900	58,910	3.39%
Taiheiyo Cement Corp.	700	20,735	1.19%
Tsubakimoto Chain Co.	800	24,067	1.38%
Zeon Corp.	3,700	35,032	2.02%
		282,086	16.23%
Netherlands - 7.64%
Flow Traders	1,763	49,711	2.86%
Koninklijke BAM Groep N.V.	11,050	46,860	2.70%
PostNL N.V.	20,243	36,229	2.08%
		132,800	7.64%
Spain - 1.33%
Unicaja Banco S.A.	23,647	23,062	1.33%
Switzerland - 2.55%
Aryzta AG (a)	34,673	44,291	2.55%
United Kingdom - 18.30%
Balfour Beatty PLC	10,934	32,844	1.89%
Capita PLC (a)	24,522	34,769	2.00%
Drax Group PLC	9,371	34,926	2.01%
John Wood Group PLC	9,084	44,927	2.58%
Northgate PLC	11,427	46,879	2.70%
Petrofac, Ltd.	5,453	28,548	1.64%
SIG PLC	24,423	40,017	2.30%

SThree PLC	8,370	32,169	1.85%
Ultra Electronics Holdings PLC	1,180	23,123	1.33%
		318,202	18.30%
Total Common Stocks (Cost $2,049,637)		1,645,839	94.67%

PREFERRED STOCKS - 1.31%
Germany - 1.31%
Draegerwerk AG & Co. KGaA, 0.38%	420	22,691	1.31%
Total Preferred Stocks (Cost $30,121)		22,691	1.31%

SHORT-TERM INVESTMENTS - 4.26%
Money Market Fund- 4.26%
Fidelity Institutional Government Portfolio - Class I, 2.27% (b)	74,107	74,107	4.26%
Total Short-Term Investments (Cost $74,107)		74,107	4.26%

Total Investments (Cost $2,153,865) - 100.24%		1,742,637	100.24%
Liabilities in Excess of Other Assets - (0.24)%		(4,120)	(0.24)%
TOTAL NET ASSETS - 100.00%		$1,738,517	100.00%

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	The rate listed is the Fund's 7-day annualized yield as of May 31, 2019.

Pzena International Small Cap Value Fund
Portfolio Diversification
May 31, 2019 (Unaudited)

	Fair Value	% of Net Assets
COMMON STOCKS
Communication Services	$108,734	6.25%
Consumer Discretionary	128,655	7.40%
Consumer Staples	44,291	2.55%
Energy	88,497	5.09%
Financials	360,137	20.72%
Industrials	592,357	34.07%
Information Technology	67,892	3.91%
Materials	220,350	12.67%
Utilities	34,926	2.01%
Total Common Stocks	1,645,839	94.67%
PREFERRED STOCKS
Health Care	22,691	1.31%
Total Preferred Stocks	22,691	1.31%
Short-Term Investments	74,107	4.26%
Total Investments	1,742,637	100.24%
Liabilities in Excess of Other Assets	(4,120)	(0.24)%
Total Net Assets	$1,738,517	100.00%

The accompanying notes are an integral part of these financial statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Note 1 - Summary of Fair Value Measurements at May 31, 2019 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, repayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Pzena Mid Cap Value Fund, the Pzena Emerging Markets Value Fund, the Pzena Long/Short Value Fund, the
Pzena Small Cap Value Fund, and the Pzena International Small Cap Value Fund's (each a "Fund" and collectively, the "Funds") investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00pm, EST).

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global
Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and ask price. These securities will generally be classified Level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in
Level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by each Fund. Illiquid securities may be valued under methods approved by the Funds' Board of Trustees as reflecting fair value. The Funds intend to hold no more than
15% of their net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' Board of Trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Funds' investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Funds' Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of of representatives from U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Funds'
administrator. The function of the ValuationCommittee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the
Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either
Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund's securities as of
May 31, 2019:

Pzena Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,971,814	$-	$-	$5,971,814
Energy	3,311,352	-	-	3,311,352
Financial Services	12,471,807	-	-	12,471,807
Health Care	2,282,750	-	-	2,282,750
Materials & Processing	1,289,639	-	-	1,289,639
Producer Durables	8,695,138	-	-	8,695,138
Technology	3,464,809	-	-	3,464,809
Utilities	845,726	-	-	845,726
Total Common Stocks	38,333,035	-	-	38,333,035
Short-Term Investments	281,869	-	-	281,869
Total Investments in Securities	$38,614,904	$-	$-	$38,614,904

Pzena Emerging Markets Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$5,002,178	$-	$-	$5,002,178
China	62,476,869	-	-	62,476,869
Czech Republic	5,881,536	-	-	5,881,536
Hong Kong	6,780,666	-	-	6,780,666
Hungary	2,918,651	-	-	2,918,651
India	18,505,273	-	-	18,505,273
Malaysia	4,367,826	-	-	4,367,826
Poland	3,906,072	-	-	3,906,072
Republic of Korea	43,264,425	-	-	43,264,425
Romania	3,628,396	-	-	3,628,396
Russian Federation	17,496,189	-	-	17,496,189
Singapore	7,907,065	-	-	7,907,065
South Africa	11,260,746	-	-	11,260,746
Taiwan	29,002,051	-	-	29,002,051
Thailand	10,133,941	-	-	10,133,941
Turkey	4,221,131	-	-	4,221,131
United Arab Emirates	5,520,639	-	-	5,520,639
United Kingdom	11,997,927	-	-	11,997,927
United States	10,353,999	-	-	10,353,999
Total Common Stocks	264,625,580	-	-	264,625,580
Preferred Stocks
Brazil	4,772,122	-	-	4,772,122
Republic of Korea	5,920,059	-	-	5,920,059
Total Preferred Stocks	10,692,181	-	-	10,692,181
Short-Term Investments	9,542,819	-	-	9,542,819
Total Investments in Securities	$284,860,580	$-	$-	$284,860,580

Pzena Long/Short Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,570,142	$-	$-	$3,570,142
Consumer Staples	101,493	-	-	101,493
Energy	1,773,268	-	-	1,773,268
Financial Services	6,338,792	-	-	6,338,792
Health Care	2,939,806	-	-	2,939,806
Materials & Processing	323,586	-	-	323,586
Producer Durables	2,709,307	-	-	2,709,307
Technology	3,515,068	-	-	3,515,068
Utilities	1,544,590	-	-	1,544,590
Total Common Stocks	22,816,052	-	-	22,816,052
REITs	1,099,870	-	-	1,099,870
Short-Term Investments	21,691	-	-	21,691
Total Investments in Securities	$23,937,613	$-	$-	$23,937,613

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks
Consumer Discretionary	$2,174,356	$-	$-	$2,174,356
Consumer Staples	517,634	-	-	517,634
Energy	339,791	-	-	339,791
Financial Services	1,071,389	-	-	1,071,389
Health Care	2,956,773	-	-	2,956,773
Materials & Processing	1,251,084	-	-	1,251,084
Producer Durables	1,315,482	-	-	1,315,482
Technology	1,643,671	-	-	1,643,671
Utilities	450,583	-	-	450,583
Total Common Stocks	11,720,763	-	-	11,720,763
REITs	945,767	-	-	945,767
Total Securities Sold Short	$12,666,530	$-	$-	$12,666,530

Pzena Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,004,883	$-	$-	$1,004,883
Consumer Staples	1,447,010	-	-	1,447,010
Energy	1,303,996	-	-	1,303,996
Financial Services	7,357,165	-	-	7,357,165
Health Care	1,276,871	-	-	1,276,871
Materials & Processing	2,521,718	-	-	2,521,718
Producer Durables	5,539,470	-	-	5,539,470
Technology	3,094,339	-	-	3,094,339
Total Common Stocks	23,545,452	-	-	23,545,452
REITs	231,062	-	-	231,062
Short-Term Investments	997,092	-	-	997,092
Total Investments in Securities	$24,773,606	$-	$-	$24,773,606

Pzena International Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$25,099	$-	$-	$25,099
Austria	47,023	-	-	47,023
Belgium	34,932	-	-	34,932
Canada	182,775	-	-	182,775
France	229,744	-	-	229,744
Germany	145,902	-	-	145,902
Hong Kong	81,173	-	-	81,173
Italy	98,750	-	-	98,750
Japan	282,086	-	-	282,086
Netherlands	132,800	-	-	132,800
Spain	23,062	-	-	23,062
Switzerland	44,291	-	-	44,291
United Kingdom	318,202	-	-	318,202
Total Common Stocks	1,645,839	-	-	1,645,839
Preferred Stocks
Germany	22,691	-	-	22,691
Total Preferred Stocks	22,691	-	-	22,691
Short-Term Investments	74,107	-	-	74,107
Total Investments in Securities	$1,742,637	$-	$-	$1,742,637

Refer to the Funds' Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Funds recognized no transfers between levels at May 31, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title) /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive Officer/
  Principal Executive Officer

Date        7/30/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive Officer/
  Principal Executive Officer

Date          7/30/2019

By (Signature and Title) /s/ Cheryl L. King
                Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date        7/30/2019